PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 13,232
Balance at end of period	10,591	$ 13,232
Finance lease receivables	1,419
Right-of-use assets	772	874
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	19,118	22,392
Additions (cash and non-cash)	1,355	3,280
Dispositions	(4,931)	(2,609)
Acquisitions through business combinations	115	10
Assets reclassified as held for sale	(333)	(2,681)
Foreign currency translation and other	1,065	(1,274)
Balance at end of period	16,389	19,118
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(5,886)	(6,668)
Dispositions	983	1,152
Depreciation/depletion/impairment expense	(718)	(1,809)
Assets reclassified as held for sale	142	1,156
Foreign currency translation and other	(319)	283
Balance at end of period	$ (5,798)	$ (5,886)